Fair values measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	$ 181	$ 495
Current portion of fair value of derivative financial instruments	442	808
Financial liabilities	183,030	66,340
Liabilities	144,585	55,431
At fair value [member] | Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	68,137	54,107
Financial liabilities	53,394
At fair value [member] | Level 2 [member] | Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	68,137	54,107
Financial liabilities	53,394
Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	66,540	52,620
Financial liabilities	52,471
Liabilities	119,011
Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	181	495
Current portion of fair value of derivative financial instruments	442	808
Financial assets, at fair value	623	1,303
Financial assets measured at fair value [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	181	495
Current portion of fair value of derivative financial instruments	442	808
Financial assets measured at fair value [member] | At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	0	0
Current portion of fair value of derivative financial instruments	0	0
Financial assets measured at fair value [member] | At fair value [member] | Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	181	495
Current portion of fair value of derivative financial instruments	442	808
Financial assets measured at fair value [member] | At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	0	0
Current portion of fair value of derivative financial instruments	0	0
Financial liabilities not measured at fair value [member] | At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	0	0
Financial liabilities	0
Financial liabilities not measured at fair value [member] | At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	0	$ 0
Financial liabilities	$ 0